Note 9 - Summary of Stock Options - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.19
Options Outstanding, Number (in shares) | shares	1,909,764
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	9 years 43 days
Options Exercisable - Number (in shares) | shares	368,681
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 7.51
Range One [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 2.64
Options Outstanding, Number (in shares) | shares	12,500
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	8 years 135 days
Options Exercisable - Number (in shares) | shares	5,209
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.64
Range Two [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 3.75
Options Outstanding, Number (in shares) | shares	79,376
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	8 years 36 days
Options Exercisable - Number (in shares) | shares	36,382
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 3.75
Range of Exercise Prices, Lower Range (in dollars per share)	3.68
Range of Exercise Prices, Upper Range (in dollars per share)	3.76
Range Three [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 4.80
Options Outstanding, Number (in shares) | shares	197,969
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	7 years 292 days
Options Exercisable - Number (in shares) | shares	109,150
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 4.80
Range of Exercise Prices, Lower Range (in dollars per share)	4.80
Range of Exercise Prices, Upper Range (in dollars per share)	4.92
Range Four [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 5.22
Options Outstanding, Number (in shares) | shares	595,034
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	9 years 357 days
Options Exercisable - Number (in shares) | shares	7,250
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 5.22
Range Five [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6
Options Outstanding, Number (in shares) | shares	565,628
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	8 years 350 days
Options Exercisable - Number (in shares) | shares	141,412
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 6
Range Six [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 6.35
Options Outstanding, Number (in shares) | shares	129,267
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	9 years 54 days
Options Exercisable - Number (in shares) | shares
Options Exercisable - Weighted Average Exercise Price (in dollars per share)
Range of Exercise Prices, Lower Range (in dollars per share)	6.24
Range of Exercise Prices, Upper Range (in dollars per share)	6.40
Range Seven [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 7.71
Options Outstanding, Number (in shares) | shares	284,075
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	9 years 178 days
Options Exercisable - Number (in shares) | shares	23,363
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 7.72
Range of Exercise Prices, Lower Range (in dollars per share)	7
Range of Exercise Prices, Upper Range (in dollars per share)	7.92
Range Eight [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 9.92
Options Outstanding, Number (in shares) | shares	38,135
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	5 years 324 days
Options Exercisable - Number (in shares) | shares	38,135
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 9.92
Range Nine [Member]
Options Outstanding - Weighted Average Exercise Price (in dollars per share)	$ 83.66
Options Outstanding, Number (in shares) | shares	7,780
Options Outstanding - Weighted Average Remaining Contractual Term (Year)	302 days
Options Exercisable - Number (in shares) | shares	7,780
Options Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 83.66
Range of Exercise Prices, Lower Range (in dollars per share)	56
Range of Exercise Prices, Upper Range (in dollars per share)	$ 296